Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Impax Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2024
Impax Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Impax Funds Series Trust I

Supplement Dated March 3, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2024

Effective March 3, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Amber Fairbanks	2025	Portfolio Manager
Joseph Cordi	2025	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Kirsteen Morrison	2022	Portfolio Manager
Nathan Moser	2015	Portfolio Manager
Peter Schwab	2017	Portfolio Manager
Anthony Trzcinka	2005	Portfolio Manager

Pages 148 – 149

The descriptions of Andrew Braun and Barbara Browning under Portfolio Managers are deleted in their entirety.

The first sentence of the description for Amber Fairbanks is replaced with the following:

Amber Fairbanks, CFA is a Portfolio Manager of the Large Cap Fund and Global Social Leaders Fund.

The description of Joseph Cordi under Portfolio Managers is added as follows:

Joseph Cordi, CFA is a co-Portfolio Manager of the US Large Cap strategy and senior member of Impax’s research team and the lead contributor to Impax’s healthcare sector research. Before joining Impax in 2022, Joseph worked in a similar role for Citi Investment Management where he covered the healthcare, consumer staples, and financials sectors. He also supported the firm’s core, dividend, and thematic strategies. Joseph has a master’s degree in biotechnology from Johns Hopkins University and a bachelor’s degree from George Washington University, where he graduated magna cum laude. He is a CFA® Charterholder and holds the FINRA Series 7 and 66 registrations.

Statement of Additional Information

The first table under Portfolio Managers will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Diederik Basch	2	$ 16.61	0	$ 0	0	$ 0
Harry Boyle	0	$ 0	0	$ 0	0	$ 0
Christine Cappabianca	0	$ 0	2	$ 41.79	0	$ 0
Joseph Cordi	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Curtis Kim	2	$ 16.61	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	2	$ 41.79	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Nathan Moser	2	$ 16.61	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	1	$ 95.08	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 95.08	0	$ 0
Justin Winter	0	$ 0	0	$ 0	0	$ 0

The section entitled Portfolio Managers – Ownership of Securities is replaced in its entirety with the following:

As of December 31, 2023 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $0; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Diederik Basch was $10,001-$50,000; and by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001-$500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Christine Cappabianca was $0; by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001-$1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

Impax Sustainable Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Impax Funds Series Trust I

Supplement Dated March 3, 2025

to the Prospectus and Statement of Additional information,

each dated May 1, 2024

Effective March 3, 2025, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Amber Fairbanks	2025	Portfolio Manager
Joseph Cordi	2025	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Kirsteen Morrison	2022	Portfolio Manager
Nathan Moser	2015	Portfolio Manager
Peter Schwab	2017	Portfolio Manager
Anthony Trzcinka	2005	Portfolio Manager

Pages 148 – 149

The descriptions of Andrew Braun and Barbara Browning under Portfolio Managers are deleted in their entirety.

The first sentence of the description for Amber Fairbanks is replaced with the following:

Amber Fairbanks, CFA is a Portfolio Manager of the Large Cap Fund and Global Social Leaders Fund.

The description of Joseph Cordi under Portfolio Managers is added as follows:

Joseph Cordi, CFA is a co-Portfolio Manager of the US Large Cap strategy and senior member of Impax’s research team and the lead contributor to Impax’s healthcare sector research. Before joining Impax in 2022, Joseph worked in a similar role for Citi Investment Management where he covered the healthcare, consumer staples, and financials sectors. He also supported the firm’s core, dividend, and thematic strategies. Joseph has a master’s degree in biotechnology from Johns Hopkins University and a bachelor’s degree from George Washington University, where he graduated magna cum laude. He is a CFA® Charterholder and holds the FINRA Series 7 and 66 registrations.

Statement of Additional Information

The first table under Portfolio Managers will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Diederik Basch	2	$ 16.61	0	$ 0	0	$ 0
Harry Boyle	0	$ 0	0	$ 0	0	$ 0
Christine Cappabianca	0	$ 0	2	$ 41.79	0	$ 0
Joseph Cordi	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Curtis Kim	2	$ 16.61	0	$ 0	0	$ 0
Scott LaBreche	0	$ 0	2	$ 41.79	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Nathan Moser	2	$ 16.61	0	$ 0	0	$ 0
Peter Schwab	0	$ 0	1	$ 95.08	0	$ 0
Anthony Trzcinka	0	$ 0	1	$ 95.08	0	$ 0
Justin Winter	0	$ 0	0	$ 0	0	$ 0

The section entitled Portfolio Managers – Ownership of Securities is replaced in its entirety with the following:

As of December 31, 2023 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $0; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Diederik Basch was $10,001-$50,000; and by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001-$500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Christine Cappabianca was $0; by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Hubert Aarts was $0; by Siddharth Jha was $10,001-$50,000; and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001-$1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.